Subsequent Events:	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events:

18.           Subsequent Events:

a)	On July 6, 2026 the vessel Pendulum was delivered to its new owners (Note 6).

b)	On August 5, 2026, the Company’s Board of Directors declared a quarterly cash dividend of $0.90 per share, payable on or about September 3, 2026 to all shareholders of record as of August 21, 2026.